Share Capital, Share Premium and Shares Held in Treasury - Summary of Number of Ordinary Shares (Detail) - RELX PLC [member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
At start of year	1,982,300,000
Issue of ordinary shares	2,662,320	1,496,653
Repurchase of ordinary shares	0
Net release/(purchase) of shares by the Employee Benefit Trust	0
At end of year	1,985,000,000.0	1,982,300,000
Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At start of period, treasury shares	(56,300,000)
Issue of ordinary shares	0
Repurchase of ordinary shares	0
Net release/(purchase) of shares by the Employee Benefit Trust	700,000
At end of year, treasury shares	(55,600,000)	(56,300,000)
Share capital [member]
Disclosure of classes of share capital [line items]
At start of year	1,926,018,680	1,931,800,000
Issue of ordinary shares	2,700,000	1,500,000
Repurchase of ordinary shares	0	(7,800,000)
Net release/(purchase) of shares by the Employee Benefit Trust	700,000	500,000
At end of year	1,929,425,389	1,926,018,680